Quarterly Holdings Report
for

Fidelity® Ohio Municipal Income Fund

March 31, 2019

OFR-QTLY-0519
1.814656.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.8%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$900,000	$1,034,514
6.375% 10/1/43 (a)	735,000	847,212
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,098,560

TOTAL GUAM		2,980,286

Ohio - 93.3%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,094,520
5% 11/15/23	3,245,000	3,539,322
Series 2016:
5% 11/15/22	1,020,000	1,121,939
5.25% 11/15/32	1,000,000	1,158,750
5.25% 11/15/34	1,500,000	1,726,800
5.25% 11/15/41	10,295,000	11,638,806
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,311,300
5% 8/1/42	4,175,000	4,747,100
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.) Series 2012 B, 5.25% 2/15/26 (Pre-Refunded to 2/15/22 @ 100)	6,875,000	7,577,969
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,371,640
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,526,295
5% 2/15/42	3,000,000	3,292,050
Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (b)	7,000,000	7,035,770
Series 2019 A, 2.3%, tender 2/15/22 (b)	6,000,000	6,073,260
Beavercreek City School District Series 2015, 5% 12/1/29	1,500,000	1,742,565
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,117,950
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,460,669
Series 2016 X:
5% 5/15/31	3,225,000	4,076,723
5% 5/15/32	3,950,000	5,019,028
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	9,539,996
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,621,920
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29	4,285,000	5,094,651
Cleveland Arpt. Sys. Rev. Series 2018 A:
5% 1/1/43 (FSA Insured) (a)	1,750,000	1,992,025
5% 1/1/48 (FSA Insured) (a)	3,000,000	3,398,640
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	2,350,000	2,623,634
Series 2015:
5% 12/1/26	1,500,000	1,781,430
5% 12/1/27	2,000,000	2,364,400
5% 12/1/29	1,250,000	1,466,800
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,180,210
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,134,010
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	730,860
5% 10/1/30	420,000	508,851
5% 10/1/31	650,000	783,354
5% 10/1/33	600,000	716,832
5% 10/1/36	700,000	827,589
5% 10/1/39	2,040,000	2,389,697
5% 10/1/43	5,000,000	5,799,100
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,399,589
Series 2015 A:
5% 12/1/24	3,725,000	4,200,906
5% 12/1/27	1,750,000	1,963,115
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,370,142
5% 11/15/35	1,245,000	1,431,364
5% 11/15/36	450,000	515,543
5% 11/15/45	2,000,000	2,259,240
Cleveland Pub. Pwr. Sys. Rev.:
Series 2016 A, 5% 11/15/22 (FSA Insured)	3,970,000	4,415,156
Series 2018:
5% 11/15/23 (FSA Insured)	360,000	408,794
5% 11/15/24 (FSA Insured)	475,000	550,668
5% 11/15/25 (FSA Insured)	200,000	235,814
5% 11/15/26 (FSA Insured)	265,000	317,245
5% 11/15/27 (FSA Insured)	220,000	267,212
5% 11/15/28 (FSA Insured)	150,000	182,840
5% 11/15/29 (FSA Insured)	210,000	254,203
5% 11/15/30 (FSA Insured)	530,000	637,161
5% 11/15/32 (FSA Insured)	365,000	434,354
5% 11/15/34 (FSA Insured)	785,000	927,713
5% 11/15/36 (FSA Insured)	1,000,000	1,173,240
5% 11/15/38 (FSA Insured)	830,000	966,900
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,079,264
5% 6/1/25	2,500,000	2,705,325
5% 6/1/26	3,075,000	3,322,538
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	5,878,427
Series 2015 Y:
4% 1/1/28	650,000	708,455
4% 1/1/29	1,040,000	1,129,658
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,742,740
Columbus City School District 5% 12/1/31	5,000,000	5,921,350
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,483,350
Columbus Metropolitan Library Facility Series 2012 1, 5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	530,000	560,629
Cuyahoga County Gen. Oblig. Series 2012 A, 4% 12/1/27	1,575,000	1,631,795
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,991,290
5% 2/15/27	1,700,000	1,955,425
5% 2/15/28	2,385,000	2,718,638
5% 2/15/30	3,000,000	3,368,820
5% 2/15/31	1,500,000	1,674,495
5% 2/15/32	1,450,000	1,613,604
Dayton Gen. Oblig.:
4% 12/1/22	750,000	779,580
4% 12/1/25	1,540,000	1,594,809
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,229,000
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23	1,395,000	1,507,395
4% 12/1/24	1,490,000	1,609,453
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,455,588
5% 12/1/26	3,045,000	3,538,838
5% 12/1/32	5,920,000	6,820,728
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,047,624
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	2,635,000	2,955,021
Series 2016 C:
4% 11/1/40	3,000,000	3,149,580
5% 11/1/33	2,610,000	3,083,219
5% 11/1/34	2,155,000	2,534,539
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	717,737
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,559,010
5% 12/1/26	1,500,000	1,742,385
5% 12/1/28	1,550,000	1,795,489
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,118,690
5% 12/1/27	3,825,000	4,273,596
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,301,560
5.25% 6/1/27	3,000,000	3,286,080
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,452,195
5% 1/1/36	3,450,000	3,652,032
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,776,050
Series 2014, 5% 2/1/44	775,000	841,278
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,590,500
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34 (Pre-Refunded to 6/1/21 @ 100)	4,100,000	4,504,711
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26	335,000	335,894
5% 5/1/28	415,000	416,096
5% 5/1/29	85,000	85,223
5% 5/1/30	95,000	95,249
Series 2012 A:
5% 5/1/24	1,385,000	1,518,722
5% 5/1/25	1,500,000	1,641,990
5% 5/1/26	2,220,000	2,428,058
Series 2016:
5% 5/1/29	2,000,000	2,371,040
5% 5/1/30	1,125,000	1,325,621
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	889,173
5% 8/15/45	11,000,000	12,060,950
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,527,552
Lancaster City School District Series 2012:
5% 10/1/37 (Pre-Refunded to 10/1/22 @ 100)	2,000,000	2,235,460
5% 10/1/49	2,860,000	3,112,652
5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	155,975
Lucas County Hosp. Rev. Series 2011, 5% 11/15/25 (Pre-Refunded to 11/15/21 @ 100)	1,780,000	1,935,091
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	8,104,500
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	6,253,060
5% 8/1/49	2,200,000	2,490,004
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,335,085
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	592,945
5% 12/1/29	300,000	354,480
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,197,580
Series 2012 A, 5% 8/1/47	5,725,000	6,083,156
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	519,825
5% 12/1/28	1,400,000	1,648,108
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,510,100
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	4,185,826
5% 2/15/48	3,495,000	3,640,532
North Olmsted City School District Series 2015 A:
5% 12/1/26 (Pre-Refunded to 12/1/23 @ 100)	665,000	766,858
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	253,697
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	420,907
5% 12/1/29 (Pre-Refunded to 12/1/23 @ 100)	500,000	576,585
5% 12/1/30 (Pre-Refunded to 12/1/23 @ 100)	750,000	864,878
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2014, 5% 11/15/44	8,815,000	9,946,670
Northwest Local School District Series 2015, 5% 12/1/45	2,980,000	3,339,299
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.) Series 2010 A, 5% 10/1/24	6,030,000	6,327,942
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	1,950,016
5% 10/1/33	1,500,000	1,793,985
5% 10/1/35	1,450,000	1,723,093
5% 10/1/36	1,250,000	1,476,975
5% 10/1/37	1,430,000	1,684,025
Ohio Gen. Oblig.:
Series 2014 C, 4% 3/1/25	5,000,000	5,438,450
Series 2016 A, 5% 2/1/31	4,255,000	4,999,455
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	875,000	912,538
Series 2016, 5% 12/1/40	2,000,000	2,305,400
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,707,751
5% 11/1/29	1,325,000	1,541,267
5% 11/1/30	2,285,000	2,648,064
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,827,612
(Kenyon College 2010 Proj.) Series 2010, 5.25% 7/1/44	875,000	910,683
(Kenyon College 2015 Proj.) 5% 7/1/41	5,100,000	5,691,753
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,522,080
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	428,092
4% 7/1/37	450,000	479,894
5% 7/1/28	400,000	485,056
5% 7/1/29	735,000	886,447
5% 7/1/30	300,000	358,719
5% 7/1/31	400,000	474,344
5% 7/1/33	650,000	762,951
5% 7/1/35	700,000	814,835
5% 7/1/42	1,400,000	1,599,514
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,705,273
5% 9/1/45	2,255,000	2,589,552
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,566,750
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,149,500
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/23	540,000	599,627
5% 12/1/24	585,000	649,596
5% 12/1/25	1,000,000	1,110,420
5% 12/1/26	1,195,000	1,328,302
5% 12/1/27	2,300,000	2,553,966
Series 2018 B:
4% 12/1/33	1,155,000	1,258,407
5% 12/1/19	1,000,000	1,022,342
5% 12/1/21	1,000,000	1,085,950
5% 12/1/23	1,000,000	1,142,950
5% 12/1/25	1,065,000	1,267,701
5% 12/1/27	1,000,000	1,227,760
5% 12/1/29	1,310,000	1,600,912
5% 12/1/31	1,130,000	1,357,514
5% 12/1/35	1,000,000	1,181,010
5% 12/1/36	1,000,000	1,175,540
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,150,290
5% 5/1/28	1,000,000	1,142,370
5% 5/1/29	855,000	973,101
5% 5/1/31	1,005,000	1,132,354
Ohio Hosp. Facilities Rev.:
Series 2011 A, 5% 1/1/32	3,500,000	3,688,090
Series 2017 A, 5% 1/1/32	2,000,000	2,420,440
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,540,350
5% 1/15/41	5,000,000	5,555,400
Ohio Spl. Oblig.:
( Ohio Gen. Oblig. Proj.) Series 2017 A, 5% 4/1/32	1,115,000	1,328,155
( Ohio Gen. Oblig. Proj.P Series 2017 A, 5% 4/1/34	1,000,000	1,183,600
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	3,078,935
5% 4/1/30	2,250,000	2,713,298
5% 4/1/31	2,000,000	2,394,200
5% 4/1/33	1,850,000	2,196,838
5% 4/1/35	2,395,000	2,826,627
Ohio State Univ. Gen. Receipts Series 2013 A:
5% 6/1/28	2,000,000	2,246,960
5% 6/1/38	3,500,000	3,887,660
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	4,248,600
Ohio Univ. Gen. Receipts Athens Series 2013, 5% 12/1/24	5,075,000	5,639,188
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,193,930
Olentangy Local School District 5% 12/1/32	1,275,000	1,500,025
Princeton City School District Series 2014, 5% 12/1/39	2,750,000	3,133,515
Reynoldsburg City School District 4% 12/1/30	2,375,000	2,595,804
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	970,000	1,100,533
5% 2/15/28	5,030,000	5,853,160
5% 2/15/30	3,860,000	4,444,867
5% 2/15/32	2,550,000	2,900,676
5% 2/15/33	2,460,000	2,782,358
5% 2/15/34	3,005,000	3,385,163
South-Western City School District Franklin & Pickway County:
(Intercept) Series 2012, 5% 12/1/36	400,000	436,256
Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	1,600,000	1,768,720
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,723,388
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	512,762
5% 1/1/25	1,025,000	1,192,567
5% 1/1/33	5,000,000	5,788,800
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	2,000,000	2,103,140
Series 2012 C, 4% 6/1/28	2,000,000	2,154,360
Series 2013 A:
5% 6/1/33	4,085,000	4,530,592
5% 6/1/34	5,130,000	5,676,653
Series 2016 A:
5% 6/1/32	745,000	872,291
5% 6/1/33	800,000	934,024
5% 6/1/34	585,000	680,185
Series 2016 C, 5% 6/1/41	2,585,000	2,948,735
Univ. of Toledo Gen. Receipts:
Series 2017 B, 5% 6/1/31	2,470,000	3,094,120
Series 2018 A:
5% 6/1/26	600,000	718,356
5% 6/1/27	350,000	425,145
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,587,405
5% 12/1/25	1,500,000	1,757,865
5% 12/1/26	1,890,000	2,240,746
5% 12/1/27	1,340,000	1,606,459
5% 12/1/28	1,400,000	1,666,798
5% 12/1/29	825,000	976,396
5% 12/1/30	1,700,000	2,000,271
5% 12/1/31	750,000	875,828
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,507,360
Wood County Hosp. Facilities Rev.:
(Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,727,325
(Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	2,000,000	2,099,180
5% 12/1/42	125,000	129,501
Wright State Univ. Gen. Receipts Series 2011 A:
5% 5/1/20	1,650,000	1,701,893
5% 5/1/21	1,080,000	1,142,888
5% 5/1/23	2,665,000	2,812,694

TOTAL OHIO		592,072,188

TOTAL MUNICIPAL BONDS
(Cost $571,544,456)		595,052,474

Municipal Notes - 5.6%
Ohio - 5.6%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(d)	2,870,000	$2,870,000
Montgomery County Hosp. Rev.:
(Miami Valley Hosp. Proj.) Series 2016 D, 1.52% 4/1/19, LOC Barclays Bank PLC, VRDN (b)	5,050,000	5,050,000
Series 2016 E, 1.52% 4/1/19, LOC Barclays Bank PLC, VRDN (b)	2,100,000	2,100,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 1.52% 4/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (b)	2,240,000	2,240,000
Ohio Hosp. Rev. Series 2018, 1.52% 4/1/19, LOC PNC Bank NA, VRDN (b)	2,040,000	2,040,000
Ohio State Univ. Gen. Receipts Series 2010 E, 1.46% 4/5/19, VRDN (b)	21,400,000	21,399,988
TOTAL MUNICIPAL NOTES
(Cost $35,699,998)		35,699,988
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $607,244,454)		630,752,462
NET OTHER ASSETS (LIABILITIES) - 0.6%		4,009,030
NET ASSETS - 100%		$634,761,492

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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